PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

CONSERVATIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 19.5%
Penn Series Flexibly Managed Fund*	74,667	$4,631,613
Penn Series Large Cap Value Fund*	57,269	1,728,959
Penn Series Large Core Value Fund*	109,593	2,303,650
Penn Series Mid Cap Value Fund*	22,185	562,393
Penn Series Mid Core Value Fund*	45,800	1,156,457
Penn Series Real Estate Securities Fund*	21,923	596,963
Penn Series SMID Cap Value Fund*	21,480	573,293

TOTAL AFFILIATED EQUITY FUNDS (Cost $9,669,391)		11,553,328

AFFILIATED FIXED INCOME FUNDS — 76.3%
Penn Series High Yield Bond Fund*	120,508	1,749,774
Penn Series Limited Maturity Bond Fund*	1,599,193	20,453,677
Penn Series Quality Bond Fund*	1,434,779	22,999,506

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $40,966,332)		45,202,957

AFFILIATED INTERNATIONAL EQUITY FUNDS — 2.9%
Penn Series Developed International Index Fund*	83,633	1,147,449
Penn Series International Equity Fund*	18,200	577,840

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $1,530,653)		1,725,289

SHORT-TERM INVESTMENTS — 1.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 1.860%) (Cost $937,379)	937,379	937,379

TOTAL INVESTMENTS — 100.3% (Cost $53,103,755)		59,418,953

Other Assets & Liabilities — (0.3)%		(156,713)

TOTAL NET ASSETS — 100.0%		$59,262,240

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.

Summary of inputs used to value the Fund’s investments as of 9/30/2019 are as follows:

ASSETS TABLE
Description	Total Market Value at 9/30/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Observable Input
AFFILIATED EQUITY FUNDS	$11,553,328	$11,553,328	$—	$—
AFFILIATED FIXED INCOME FUNDS	45,202,957	45,202,957	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	1,725,289	1,725,289	—	—
SHORT-TERM INVESTMENTS	937,379	937,379	—	—

TOTAL INVESTMENTS	$59,418,953	$59,418,953	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out of the fair value hierarchy as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

2